FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
December 31, 2020
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability	-	-	-	-
Total financial liability	$-	-	-	$-

	December 31, 2019
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability	349	-	-	349
Total financial liability	$349	-	-	$349